RELATED PARTY TRANSACTIONS - Finance costs (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Total	Rp 968	Rp 1,292	Rp 1,137
% of total finance costs	34.95%	45.98%	45.83%
Ministry of Finance
Transactions with related parties
Total	Rp 54	Rp 64	Rp 76
% of total finance costs	1.95%	2.28%	3.06%
State-owned banks
Transactions with related parties
Total	Rp 820	Rp 1,228	Rp 1,061
% of total finance costs	29.61%	43.70%	42.77%
SMI
Transactions with related parties
Total	Rp 94
% of total finance costs	3.39%